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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 28-14424
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko        New York, NY     January 29, 2013
   ------------------------------   ----------------   ----------------
            [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         25
                                        --------------------

Form 13F Information Table Value Total:       224431
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES IBOXX H/Y CORP BOND    Equity           464288513    18692   200000 SH  CALL Sole                   180000             20000
ISHARES SILVER TRUST ISHARES   Equity           46428Q109     4406   150000 SH  CALL Sole                   135000             15000
ISHARES SILVER TRUST ISHARES   Equity           46428Q109     4097   139500 SH  CALL Sole                   121000             18500
ISHARES SILVER TRUST ISHARES   Equity           46428Q109     4406   150000 SH  CALL Sole                   131500             18500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     2848    50000 SH  CALL Sole                    50000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     2876    50500 SH  CALL Sole                    50500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     5126    90000 SH  CALL Sole                    90000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     5667    99500 SH  CALL Sole                    99500
ISHARES TR MSCI EAFE INDEX     Equity           464287465       85     1500 SH  CALL Sole                     1500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     5780   101500 SH  CALL Sole                   101500
ISHARES TR MSCI EMERG MKT      Equity           464287234     1623    36500 SH  CALL Sole                    21500             15000
ISHARES TR MSCI EMERG MKT      Equity           464287234     1868    42000 SH  CALL Sole                     5500             36500
ISHARES TR MSCI EMERG MKT      Equity           464287234     2446    55000 SH  CALL Sole                    30000             25000
ISHARES TR MSCI EMERG MKT      Equity           464287234     1401    31500 SH  CALL Sole                    31500
ISHARES TR MSCI EMERG MKT      Equity           464287234       44     1000 SH  CALL Sole                     1000
ISHARES TR MSCI EMERG MKT      Equity           464287234     1356    30500 SH  CALL Sole                    30500
ISHARES TR MSCI EMERG MKT      Equity           464287234     6004   135000 SH  CALL Sole                   135000
ISHARES TR MSCI EMERG MKT      Equity           464287234    16167   363500 SH  CALL Sole                   363500
ISHARES TR MSCI EMERG MKT      Equity           464287234    10007   225000 SH  CALL Sole                   225000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    52100   800000 SH  CALL Sole                   726200             73800
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    16281   250000 SH  CALL Sole                   225000             25000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    39075   600000 SH  CALL Sole                   551000             49000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    13025   200000 SH  CALL Sole                   180000             20000
UNITED STATES OIL FUND LP UNIT Equity           91232N108     5711   171000 SH  CALL Sole                   147500             23500
UNITED STATES OIL FUND LP UNIT Equity           91232N108     3340   100000 SH  PUT  Sole                    90000             10000

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